August 18, 2015

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 166 under the Securities Act of 1933 and Amendment No. 168 under Investment Company Act of 1940 File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), Post-Effective Amendment No. 166 (Amendment No. 168 under the Investment Company Act) to the Trust’s Registration Statement on Form N-1A.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the Securities Act for the purpose of adding a new series of the Trust: ASTON/Value Partners Asia Dividend Fund. We intend for this Amendment to become effective 75 days after filing.

If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Very truly yours, /s/ Jacob C. Tiedt

JCT/na Enclosure

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